Qualitative and quantitative information on financial risks - Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates (Detail) - Foreign currency risk - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Sensitivity threshold, hypothetical change in year-end exchange-rates	5.00%
Trade receivables and trade payables	€ 209,829,000	€ 132,539,000
Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.9991	0.6311
Impact on decrease in profit before tax	(1.1044)	(0.6977)
Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	329,437,000	137,099,000
Impact on increase in profit before tax	(1.5688)	(0.6528)
Impact on decrease in profit before tax	1.7340	0.7216
Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(116,456,000)	(155,551,000)
Impact on increase in profit before tax	0.6598	0.7407
Impact on decrease in profit before tax	(0.7293)	(0.8187)
USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	75,308,000	61,821,000
USD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.3586	0.2944
Impact on decrease in profit before tax	(0.3964)	(0.3254)
USD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	145,836,000	59,523,000
Impact on increase in profit before tax	(0.6945)	(0.2834)
Impact on decrease in profit before tax	0.7676	0.3133
USD | Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(116,456,000)	(155,551,000)
Impact on increase in profit before tax	0.6598	0.7407
Impact on decrease in profit before tax	(0.7293)	(0.8187)
JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	9,181,000	10,433,000
JPY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0437	0.0497
Impact on decrease in profit before tax	(0.0483)	(0.0549)
JPY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	22,735,000	17,055,000
Impact on increase in profit before tax	(0.1083)	(0.0812)
Impact on decrease in profit before tax	0.1197	0.0898
CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	88,176,000	48,918,000
CNY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.4199	0.2329
Impact on decrease in profit before tax	(0.4641)	(0.2575)
CNY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	113,962,000	43,398,000
Impact on increase in profit before tax	(0.5427)	(0.2067)
Impact on decrease in profit before tax	0.5998	0.2284
HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	11,531,000	6,153,000
HKD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0549	0.0293
Impact on decrease in profit before tax	(0.0607)	(0.0324)
HKD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	24,843,000	19,139,000
Impact on increase in profit before tax	(0.1183)	(0.0911)
Impact on decrease in profit before tax	0.1308	0.1007
GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	20,924,000	8,280,000
GBP | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0996	0.0394
Impact on decrease in profit before tax	(0.1101)	(0.0436)
GBP | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	16,283,000	(2,227,000)
Impact on increase in profit before tax	(0.0775)	0.0106
Impact on decrease in profit before tax	0.0857	(0.0117)
SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	4,709,000	5,206,000
SGD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0224	0.0248
Impact on decrease in profit before tax	(0.0248)	(0.0274)
SGD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	7,965,000	9,496,000
Impact on increase in profit before tax	(0.0379)	(0.0452)
Impact on decrease in profit before tax	0.0419	0.0500
CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	0	(8,272,000)
CHF | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0	(0.0394)
Impact on decrease in profit before tax	0	0.0435
CHF | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	(25,940,000)	(9,285,000)
Impact on increase in profit before tax	0.1235	0.0442
Impact on decrease in profit before tax	(0.1365)	(0.0489)
KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	0
KRW | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0
Impact on decrease in profit before tax	0
KRW | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	23,753,000
Impact on increase in profit before tax	(0.1131)
Impact on decrease in profit before tax	0.1250
Hedges of net investment in foreign operations
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	283,795,000	140,703,000
Impact on increase in profit before tax	1.3514	0.6701
Impact on decrease in profit before tax	(1.4937)	(0.7405)
Hedges of net investment in foreign operations | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	117,479,000	53,320,000
Impact on increase in profit before tax	0.5594	0.2539
Impact on decrease in profit before tax	(0.6183)	(0.2806)
Hedges of net investment in foreign operations | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	21,116,000	15,979,000
Impact on increase in profit before tax	0.1006	0.0761
Impact on decrease in profit before tax	(0.1111)	(0.0841)
Hedges of net investment in foreign operations | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	96,021,000	42,817,000
Impact on increase in profit before tax	0.4572	0.2039
Impact on decrease in profit before tax	(0.5054)	(0.2254)
Hedges of net investment in foreign operations | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	17,422,000	19,940,000
Impact on increase in profit before tax	0.0830	0.0950
Impact on decrease in profit before tax	(0.0917)	(0.1049)
Hedges of net investment in foreign operations | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	12,233,000	(816,000)
Impact on increase in profit before tax	0.0583	(0.0039)
Impact on decrease in profit before tax	(0.0644)	0.0043
Hedges of net investment in foreign operations | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	7,525,000	9,463,000
Impact on increase in profit before tax	0.0358	0.0451
Impact on decrease in profit before tax	(0.0396)	(0.0498)
Hedges of net investment in foreign operations | CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	0	0
Impact on increase in profit before tax	0	0
Impact on decrease in profit before tax	0	€ 0
Hedges of net investment in foreign operations | KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables	11,999,000
Impact on increase in profit before tax	0.0571
Impact on decrease in profit before tax	€ (0.0632)